UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

--------

FORM N-Q

--------

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

DATE OF REPORTING PERIOD: JUNE 30, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2011

Principal				Interest
Amount		Security		Rate	*	Value
		CORPORATE NOTES-46.1%
$ 5,000	M	Abbott Laboratories, 8/29/11	(a)	0.12%		$ 4,999,017
		Coca-Cola Co.:
5,500	M	7/13/11	(a)	0.25		5,499,541
1,000	M	11/8/11	(a)	0.19		999,314
6,000	M	Emerson Electric Co., 7/22/11	(a)	0.12		5,999,580
4,000	M	General Electric Capital Corp., 11/15/11		0.34		4,069,501
6,000	M	Illinois Tool Works, Inc., 7/14/11	(a)	0.11		5,999,762
5,000	M	Johnson & Johnson, 8/10/11	(a)	0.20		4,998,888
4,000	M	Medtronic, Inc., 10/12/11	(a)	0.13		3,998,512
2,440	M	National Rural Utilities Cooperative Finance Corp., 8/8/11		0.12		2,439,691
5,000	M	Novartis Securities Investment, Ltd., 10/11/11	(a)	0.17		4,997,591
		PepsiCo, Inc.:
3,500	M	8/11/11	(a)	0.10		3,499,601
2,800	M	9/1/11	(a)	0.11		2,799,470
3,500	M	Procter & Gamble International Funding SCA, 7/6/11	(a)	0.08		3,499,961
6,000	M	Walt Disney Co., 7/14/11	(a)	0.15		5,999,675
Total Value of Corporate Notes (cost $59,800,104)						59,800,104
		U.S. GOVERNMENT AGENCY OBLIGATIONS-26.1%
		Fannie Mae:
2,000	M	7/20/11		0.14		1,999,852
4,000	M	7/27/11		0.07		3,999,798
3,050	M	8/9/11		0.08		3,049,736
1,000	M	8/24/11		0.07		999,902
2,334	M	8/31/11		0.09		2,333,664
2,500	M	9/21/11		0.07		2,499,601
3,396	M	10/3/11		0.10		3,395,113
2,357	M	Federal Home Loan Bank, 7/22/11		0.08		2,356,904
		Freddie Mac:
2,300	M	7/18/11		0.07		2,299,924
4,000	M	7/21/11		0.06		3,999,878
2,000	M	9/14/11		0.06		1,999,750
4,385	M	10/6/11		0.07		4,384,202
540	M	10/12/11		0.11		539,830
Total Value of U.S. Government Agency Obligations (cost $33,858,154)						33,858,154
		VARIABLE AND FLOATING RATE NOTES-20.7%
5,000	M	Federal Farm Credit Bank, 9/20/11		0.12		5,000,000
3,500	M	Freddie Mac, 11/9/11		0.06		3,499,235
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.03		5,700,000
3,925	M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)		0.11		3,925,000
2,830	M	University of Oklahoma Hospital Rev. Series "B", 8/15/21 (LOC: Bank of America)		0.12		2,830,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/33		0.02		5,835,000
Total Value of Variable and Floating Rate Notes (cost $26,789,235)						26,789,235
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.6%
		U.S. Treasury Bills:
3,000	M	9/15/11		0.09		2,999,430
3,000	M	9/22/11		0.09		2,999,377
Total Value of Short-Term U.S. Government Obligations (cost $5,998,807)						5,998,807
Total Value of Investments (cost $126,446,300)**		97.5%				126,446,300
Other Assets, Less Liabilities		2.5				3,280,693
Net Assets		100.0%				$ 129,726,993

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2011.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At
June 30, 2011, the Fund held twelve Section 4(2) securities with an aggregate value of
$53,290,912 representing 41.1% of the Fund's net assets.

Summary of Abbreviations:
LOC Letter of Credit

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Notes	$-	$59,800,104	$-	$59,800,104
U.S. Government Agency Obligations	-	33,858,154	-	33,858,154
Variable and Floating Rate Notes:
Municipal Bonds	-	14,365,000	-	14,365,000
U.S. Government Agency Obligations	-	8,499,235	-	8,499,235
Corporate Notes	-	3,925,000	-	3,925,000
Short-Term U.S. Government Obligations	-	5,998,807	-	5,998,807
Total Investments in Securities	$-	$126,446,300	$-	$126,446,300

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended June 30, 2011.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2011

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-99.8%
		Fannie Mae-9.4%
$ 9,287	M	5%, 8/1/2039 - 12/1/2039		$ 9,906,261
20,506	M	5.5%, 7/1/2033 - 10/1/2039		22,333,936
				32,240,197
		Government National Mortgage Association I Program-90.4%
87,910	M	4.5%, 9/15/2033 - 7/20/2041	(a)	93,030,871
86,409	M	5%, 6/15/2033 - 6/15/2040		94,068,373
55,372	M	5.5%, 3/15/2033 - 10/15/2039		61,367,212
40,905	M	6%, 3/15/2031 - 7/15/2040		45,963,303
10,909	M	6.5%, 10/15/2028 - 3/15/2038		12,530,619
3,435	M	7%, 1/15/2030 - 4/15/2034		4,048,468
				311,008,846
Total Value of Residential Mortgage-Backed Securities (cost $327,639,677)		99.8%		343,249,043
Other Assets, Less Liabilities		.2		726,798
Net Assets		100.0%		$ 343,975,841

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2011, the cost of investments for federal income tax purposes was $327,639,677. Accumulated net unrealized
appreciation on investments was $15,609,366, consisting of
$15,782,091 gross unrealized appreciation and $172,725 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities	$-	$343,249,043	$-	$343,249,043

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended June 30, 2011.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2011

Principal
Amount		Security		Value
		CORPORATE BONDS-93.6%
		Aerospace/Defense-.4%
$ 1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$ 1,935,230
		Agriculture-.7%
2,725	M	Cargill, Inc., 6%, 2017	(a)	3,144,661
		Chemicals-1.8%
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	3,725,097
4,000	M	Dow Chemical Co., 4.25%, 2020		3,918,728
				7,643,825
		Consumer Durables-1.6%
2,100	M	Black & Decker Corp., 5.75%, 2016		2,412,194
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,664,067
3,000	M	Stanley Black & Decker, 5.2%, 2040		2,903,193
				6,979,454
		Energy-11.5%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	4,692,741
4,800	M	DCP Midstream, LLC, 9.75%, 2019	(a)	6,282,490
1,800	M	Energy Transfer Partners, LP, 8.5%, 2014		2,095,542
3,675	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	3,997,996
4,000	M	Nabors Industries, Inc., 6.15%, 2018		4,428,088
5,000	M	Petrobras International Finance Co., 5.375%, 2021		5,159,045
4,100	M	Reliance Holdings USA, Inc., 4.5%, 2020	(a)	3,837,834
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018		6,586,016
4,400	M	Suncor Energy, Inc., 6.85%, 2039		4,985,398
2,700	M	Valero Energy Corp., 9.375%, 2019		3,453,638
4,000	M	Weatherford International, Inc., 6.35%, 2017		4,533,000
				50,051,788
		Financial Services-12.4%
2,250	M	Aflac, Inc., 8.5%, 2019		2,755,861
6,000	M	American Express Co., 7%, 2018		7,070,688
5,040	M	Amvescap, PLC, 5.375%, 2013		5,354,163
4,000	M	BlackRock, Inc., 5%, 2019		4,259,220
3,260	M	CoBank, ACB, 7.875%, 2018	(a)	3,786,131
1,800	M	Compass Bank, 6.4%, 2017		1,946,219
2,950	M	ERAC USA Finance Co., 6.375%, 2017	(a)	3,397,090
4,000	M	Ford Motor Credit Co., LLC, 5.625%, 2015		4,150,756
		General Electric Capital Corp.:
4,000	M	5.625%, 2017		4,421,912
2,700	M	5.5%, 2020		2,896,358
		Harley-Davidson Funding Corp.:
1,800	M	5.75%, 2014	(a)	1,969,006
2,100	M	6.8%, 2018	(a)	2,376,736
4,000	M	Protective Life Corp., 7.375%, 2019		4,554,920
4,600	M	Prudential Financial Corp., 4.75%, 2015		4,953,749
				53,892,809
		Financials-16.6%
		Bank of America Corp.:
1,900	M	5.65%, 2018		2,006,062
1,800	M	5%, 2021		1,781,548
2,700	M	Barclays Bank, PLC, 5.125%, 2020		2,745,028
2,500	M	Bear Stearns Cos., Inc., 7.25%, 2018		2,972,702
		Citigroup, Inc.:
5,200	M	6.375%, 2014		5,753,847
4,400	M	6.125%, 2017		4,866,061
		Goldman Sachs Group, Inc.:
5,000	M	6.15%, 2018		5,449,265
1,600	M	6.125%, 2033		1,615,397
2,750	M	6.75%, 2037		2,758,377
6,000	M	JPMorgan Chase & Co., 6%, 2018		6,682,020
		Merrill Lynch & Co., Inc.:
4,000	M	5%, 2015		4,237,744
3,600	M	6.4%, 2017		3,934,710
		Morgan Stanley:
5,800	M	5.95%, 2017		6,243,677
5,000	M	6.625%, 2018		5,515,510
6,000	M	SunTrust Banks, Inc., 6%, 2017		6,671,088
2,200	M	UBS AG, 5.875%, 2017		2,416,597
		Wells Fargo & Co.:
4,000	M	5.625%, 2017		4,424,428
1,800	M	4.6%, 2021		1,813,522
				71,887,583
		Food/Beverage/Tobacco-7.9%
4,000	M	Altria Group, Inc., 9.7%, 2018		5,263,804
5,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		5,517,505
2,700	M	Bottling Group, LLC, 5.125%, 2019		2,995,007
1,980	M	Bunge Limited Finance Corp., 5.35%, 2014		2,136,032
4,000	M	Corn Products International, Inc., 4.625%, 2020		4,042,648
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		4,790,352
4,000	M	Lorillard Tobacco Co., 6.875%, 2020		4,346,960
500	M	Pernod Ricard SA, 5.75%, 2021	(a)	524,529
4,000	M	Philip Morris International, Inc., 5.65%, 2018		4,505,176
				34,122,013
		Forest Products/Container-.6%
2,200	M	International Paper Co., 9.375%, 2019		2,813,554
		Health Care-2.0%
4,000	M	Biogen IDEC, Inc., 6.875%, 2018		4,677,612
2,400	M	Novartis, 5.125%, 2019		2,669,371
1,000	M	Roche Holdings, Inc., 6%, 2019	(a)	1,153,962
				8,500,945
		Information Technology-6.5%
3,000	M	Cisco Systems, Inc., 4.95%, 2019		3,262,554
2,700	M	Computer Sciences Corp., 6.5%, 2018		2,895,504
3,000	M	Dell, Inc., 5.875%, 2019		3,372,045
3,208	M	Dun & Bradstreet Corp., 6%, 2013		3,449,559
4,000	M	Harris Corp., 4.4%, 2020		4,020,168
5,000	M	Motorola, Inc., 6%, 2017		5,697,015
		Pitney Bowes, Inc.:
900	M	5%, 2015		968,527
4,000	M	5.75%, 2017		4,382,140
				28,047,512
		Manufacturing-4.0%
2,700	M	General Electric Co., 5.25%, 2017		2,995,234
6,700	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		7,951,138
3,200	M	Johnson Controls, Inc., 5%, 2020		3,406,288
2,725	M	Tyco Electronics Group SA, 6.55%, 2017		3,214,925
				17,567,585
		Media-Broadcasting-4.9%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	5,253,299
		Comcast Corp.:
4,000	M	5.15%, 2020		4,314,328
3,100	M	6.95%, 2037		3,510,704
4,000	M	DirecTV Holdings, LLC, 7.625%, 2016		4,364,444
500	M	Discovery Communications, LLC, 4.375%, 2021		496,095
3,000	M	Time Warner Cable, Inc., 6.75%, 2018		3,484,020
				21,422,890
		Media-Diversified-1.6%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 2017		2,012,533
2,300	M	6.55%, 2037		2,493,897
2,000	M	News America, Inc., 5.3%, 2014		2,231,162
				6,737,592
		Metals/Mining-5.0%
4,000	M	Alcoa, Inc., 6.15%, 2020		4,244,948
5,000	M	ArcelorMittal, 6.125%, 2018		5,362,950
3,800	M	Newmont Mining Corp., 5.125%, 2019		4,088,116
2,595	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018		3,035,083
500	M	Teck Resources, Ltd., 4.75%, 2022		502,337
4,000	M	Vale Overseas, Ltd., 5.625%, 2019		4,289,036
				21,522,470
		Real Estate Investment Trusts-6.1%
5,000	M	Boston Properties, LP, 5.875%, 2019		5,487,250
3,000	M	Digital Realty Trust, LP, 5.25%, 2021		2,990,043
5,000	M	HCP, Inc., 5.375%, 2021		5,166,760
4,000	M	ProLogis, LP, 6.625%, 2018		4,428,660
4,000	M	Simon Property Group, LP, 5.75%, 2015		4,494,484
4,000	M	Ventas Realty, LP, 4.75%, 2021		3,912,236
				26,479,433
		Retail-General Merchandise-1.5%
2,500	M	GAP, Inc., 5.95%, 2021		2,406,137
4,000	M	Home Depot, Inc., 5.875%, 2036		4,107,412
				6,513,549
		Telecommunications-.9%
3,300	M	GTE Corp., 6.84%, 2018		3,844,104
		Transportation-1.8%
3,000	M	Con-way, Inc., 7.25%, 2018		3,304,704
4,000	M	GATX Corp., 8.75%, 2014		4,654,568
				7,959,272
		Utilities-4.9%
3,000	M	E. ON International Finance BV, 5.8%, 2018	(a)	3,335,658
1,900	M	Electricite de France SA, 6.5%, 2019	(a)	2,224,201
4,000	M	Exelon Generation Co., LLC, 6.2%, 2017		4,518,344
		Great River Energy Co.:
714	M	5.829%, 2017	(a)	792,682
3,700	M	4.478%, 2030	(a)	3,650,172
3,000	M	Ohio Power Co., 5.375%, 2021		3,237,996
2,561	M	Sempra Energy, 9.8%, 2019		3,440,263
				21,199,316
		Waste Management-.9%
3,755	M	Republic Services, Inc., 3.8%, 2018		3,776,738
Total Value of Corporate Bonds (cost $381,223,282)				406,042,323
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.1%
20,522	M	Fannie Mae, 5%, 12/1/2039 - 10/1/2040 (cost $21,464,801)		21,927,781
Total Value of Investments (cost $402,688,083)		98.7%		427,970,104
Other Assets, Less Liabilities		1.3		5,588,400
Net Assets		100.0%		$ 433,558,504

(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule 144A
of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At June 30, 2011, the
Fund held eighteen 144A securities with an aggregate value
of $56,079,515 representing 12.9% of the Fund's net assets.

At June 30, 2011, the cost of investments for federal income tax purposes was $402,688,083. Accumulated net
unrealized appreciation on investments was $25,282,021,
consisting of $26,518,331 gross unrealized appreciation and
$1,236,310 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$406,042,323	$-	$406,042,323
Residential
Mortgage-Backed Securities	-	21,927,781	-	21,927,781
Total Investments in Securities*	$-	$427,970,104	$-	$427,970,104

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2011

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-95.6%
			Automotive-5.1%
$ 4,125	M		Chrysler Group, LLC/CG Co. - Issuer, Inc., 8.25%, 2021	(a)		$ 4,063,125
3,300	M		Cooper Tire & Rubber Co., 8%, 2019			3,481,500
2,825	M		Cooper-Standard Automotive, Inc., 8.5%, 2018			2,994,500
3,625	M		Exide Technologies, 8.625%, 2018	(a)		3,788,125
2,525	M		Ford Motor Co., 6.625%, 2028			2,488,054
			Goodyear Tire & Rubber Co.:
822	M		10.5%, 2016			928,860
1,575	M		8.25%, 2020			1,708,875
3,425	M		Hertz Corp., 6.75%, 2019	(a)		3,407,875
2,500	M		Jaguar Land Rover, PLC, 7.75%, 2018	(a)		2,525,000
2,100	M		Oshkosh Corp., 8.5%, 2020			2,283,750
						27,669,664
			Building Materials-3.7%
3,875	M		Associated Materials, LLC, 9.125%, 2017	(a)		3,875,000
			Building Materials Corp.:
3,625	M		6.875%, 2018	(a)		3,715,625
4,175	M		7.5%, 2020	(a)		4,415,062
2,025	M		Calcipar SA, 6.875%, 2018	(a)		2,040,187
2,475	M		Griffon Corp., 7.125%, 2018	(a)		2,496,656
3,700	M		Texas Industries, Inc., 9.25%, 2020			3,598,250
						20,140,780
			Capital Goods-.5%
2,650	M		Belden CDT, Inc., 9.25%, 2019			2,961,375
			Chemicals-4.3%
2,950	M		Ferro Corp., 7.875%, 2018			3,075,375
1,775	M		Huntsman International, LLC, 8.625%, 2021			1,939,187
1,750	M		Kinove German Bondco GmbH, 9.625%, 2018	(a)		1,833,125
3,125	M		Lyondell Chemical Co., 11%, 2018			3,515,625
2,575	M		Polymer Group, Inc., 7.75%, 2019	(a)		2,594,313
1,200	M		PolyOne Corp., 7.375%, 2020			1,260,000
2,725	M		Rhodia SA, 6.875%, 2020	(a)		3,205,281
			Solutia, Inc.:
3,925	M		8.75%, 2017			4,278,250
1,275	M		7.875%, 2020			1,370,625
						23,071,781
			Consumer Durables-.7%
3,500	M		Sealy Mattress Co., 8.25%, 2014			3,526,250
			Consumer Non-Durables-1.3%
3,200	M		Easton-Bell Sports, Inc., 9.75%, 2016			3,544,000
375	M		Levi Strauss & Co., 7.625%, 2020			376,875
3,025	M		Phillips Van-Heusen Corp., 7.375%, 2020			3,251,875
						7,172,750
			Energy-13.4%
			Basic Energy Services, Inc.:
450	M		7.125%, 2016			452,250
2,600	M		7.75%, 2019	(a)		2,619,500
			Berry Petroleum Co.:
2,150	M		10.25%, 2014			2,467,125
2,925	M		8.25%, 2016			3,063,937
1,850	M		Chesapeake Energy Corp., 7.25%, 2018			2,025,750
			Concho Resources, Inc.:
2,300	M		8.625%, 2017			2,518,500
625	M		7%, 2021			648,437
1,300	M		6.5%, 2022			1,304,875
			Consol Energy, Inc.:
1,875	M		8%, 2017			2,053,125
3,700	M		8.25%, 2020			4,051,500
625	M		Continental Resources, 7.125%, 2021			662,500
			Copano Energy, LLC:
550	M		7.75%, 2018			569,250
1,025	M		7.125%, 2021			1,014,750
4,750	M		Crosstex Energy, LP, 8.875%, 2018			5,082,500
1,375	M		Denbury Resources, Inc., 8.25%, 2020			1,505,625
750	M		Encore Acquisition Co., 9.5%, 2016			837,187
3,975	M		Expro Finance Luxembourg SCA, 8.5%, 2016	(a)		3,855,750
			Ferrellgas Partners, LP:
3,450	M		9.125%, 2017			3,721,687
1,663	M		8.625%, 2020			1,762,780
3,250	M		Forest Oil Corp., 7.25%, 2019			3,331,250
3,375	M		Genesis Energy, LP, 7.875%, 2018	(a)		3,366,562
1,900	M		Helix Energy Solutions Group, Inc., 9.5%, 2016	(a)		1,966,500
			Hilcorp Energy I, LP:
175	M		7.75%, 2015	(a)		181,125
3,875	M		8%, 2020	(a)		4,185,000
			Inergy, LP:
2,475	M		7%, 2018			2,512,125
975	M		6.875%, 2021	(a)		976,219
1,000	M		Linn Energy, LLC, 6.5%, 2019	(a)		992,500
2,450	M		Murray Energy Corp., 10.25%, 2015	(a)		2,584,750
			Penn Virginia Corp.:
1,025	M		10.375%, 2016			1,140,313
800	M		7.25%, 2019			775,000
			Quicksilver Resources, Inc.:
1,075	M		8.25%, 2015			1,138,156
2,100	M		11.75%, 2016			2,415,000
2,550	M		9.125%, 2019			2,792,250
1,975	M		Sandridge Energy, Inc., 7.5%, 2021	(a)		2,002,156
1,600	M		SESI, LLC, 6.375%, 2019	(a)		1,588,000
600	M		SM Energy Co., 6.625%, 2019	(a)		603,000
						72,766,934
			Financials-4.5%
			Ally Financial, Inc.:
3,700	M		6.25%, 2017	(a)		3,689,203
5,025	M		8%, 2020			5,351,625
			Ford Motor Credit Co., LLC:
2,950	M		8.7%, 2014			3,309,870
3,100	M		6.625%, 2017			3,299,566
800	M		General Motors Financial Co., 6.75%, 2018	(a)		806,000
			International Lease Finance Corp.:
4,600	M		8.625%, 2015			5,002,500
1,900	M		8.75%, 2017			2,082,875
775	M		8.25%, 2020			838,938
						24,380,577
			Food/Beverage/Tobacco-1.1%
			CF Industries, Inc.:
2,000	M		6.875%, 2018			2,272,500
725	M		7.125%, 2020			845,531
2,700	M		JBS USA, LLC, 7.25%, 2021	(a)		2,639,250
						5,757,281
			Food/Drug-1.9%
4,675	M		McJunkin Red Man Corp., 9.5%, 2016	(a)		4,780,188
3,600	M		NBTY, Inc., 9%, 2018	(a)		3,816,000
1,525	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015			1,626,031
						10,222,219
			Forest Products/Containers-2.2%
875	M		Clearwater Paper Corp., 7.125%, 2018			901,250
1,750	M		Exopack Holding Corp., 10%, 2018	(a)		1,745,625
1,400	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015			1,421,000
2,675	M		Mercer International, Inc., 9.5%, 2017			2,882,313
3,050	M		Reynolds Group Escrow, LLC, 7.75%, 2016	(a)		3,194,875
1,725	M		Reynolds Group Issuer, Inc., 9%, 2019	(a)		1,712,063
						11,857,126
			Gaming/Leisure-2.0%
1,775	M		Ameristar Casinos, Inc., 7.5%, 2021	(a)		1,839,344
2,300	M		MCE Finance, Ltd., 10.25%, 2018			2,573,125
1,550	M		National CineMedia, LLC, 7.875%, 2021	(a)		1,577,668
675	M		NCL Corp., Ltd., 11.75%, 2016			781,313
1,475	M		Vail Resorts, Inc., 6.5%, 2019	(a)		1,489,750
2,326	M		Yonkers Racing Corp., 11.375%, 2016	(a)		2,535,340
						10,796,540
			Health Care-5.3%
4,375	M		Aviv Healthcare Properties, LP, 7.75%, 2019	(a)		4,495,312
1,250	M		Capella Healthcare, 9.25%, 2017	(a)		1,325,000
4,750	M		Community Health Systems, Inc., 8.875%, 2015			4,904,375
2,475	M		ConvaTec Healthcare, 10.5%, 2018	(a)		2,574,000
			DaVita, Inc.:
1,425	M		6.375%, 2018			1,446,375
625	M		6.625%, 2020			639,062
700	M		Endo Pharmaceuticals Holdings, Inc., 7%, 2019	(a)		721,000
4,400	M		Genesis Health Ventures, Inc., 9.75%, 2005	(b)	(c)	2,750
			Healthsouth Corp.:
2,275	M		7.25%, 2018			2,383,062
1,175	M		7.75%, 2022			1,244,031
4,000	M		IASIS Healthcare, LLC, 8.375%, 2019	(a)		3,960,000
265	M		Select Medical Corp., 7.625%, 2015			263,675
1,600	M		Universal Hospital Services, Inc., 8.5%, 2015	(a)		1,656,000
			Vanguard Health Holding Co. II, LLC:
1,925	M		8%, 2018			1,997,188
1,075	M		7.75%, 2019			1,093,813
						28,705,643
			Information Technology-3.2%
			Brocade Communications Systems, Inc.:
750	M		6.625%, 2018			795,000
850	M		6.875%, 2020			920,125
4,075	M		Equinix, Inc., 8.125%, 2018			4,457,031
			Fidelity National Information Services, Inc.:
1,200	M		7.625%, 2017			1,279,500
450	M		7.875%, 2020			479,812
1,325	M		iGATE Corp., 9%, 2016	(a)		1,344,875
			Jabil Circuit, Inc.:
350	M		7.75%, 2016			389,375
3,825	M		8.25%, 2018			4,389,188
2,100	M		MEMC Electronic Materials, Inc., 7.75%, 2019	(a)		2,084,250
900	M		Seagate HDD Cayman, 7.75%, 2018	(a)		949,500
						17,088,656
			Manufacturing-3.1%
2,400	M		Amsted Industries, 8.125%, 2018	(a)		2,532,000
3,850	M		Case New Holland, Inc., 7.875%, 2017	(a)		4,254,250
725	M		Coleman Cable, Inc., 9%, 2018			761,250
4,825	M		Manitowoc Co., Inc., 8.5%, 2020			5,174,813
2,325	M		Park-Ohio Industries, Inc., 8.125%, 2021	(a)		2,336,625
1,275	M		Terex Corp., 10.875%, 2016			1,475,813
						16,534,751
			Media-Broadcasting-4.6%
2,800	M		Allbritton Communication Co., 8%, 2018			2,863,000
			Belo Corp.:
4,000	M		7.25%, 2027			3,590,000
725	M		7.75%, 2027			683,312
4,225	M		Cumulus Media, Inc., 7.75%, 2019	(a)		4,098,250
2,475	M		Nexstar/Mission Braodcasting, Inc., 8.875%, 2017			2,617,313
			Sinclair Television Group, Inc.:
4,000	M		9.25%, 2017	(a)		4,410,000
1,000	M		8.375%, 2018			1,055,000
5,250	M		XM Satellite Radio, Inc., 7.625%, 2018	(a)		5,512,500
						24,829,375
			Media-Cable TV-6.7%
675	M		AMC Networks, Inc., 7.75%, 2021	(a)		707,062
3,025	M		Cablevision Systems Corp., 8.625%, 2017			3,293,469
			CCO Holdings, LLC:
350	M		7%, 2019	(a)		361,375
2,500	M		7%, 2019			2,587,500
2,475	M		Cequel Communications Holdings I, Inc., 8.625%, 2017	(a)		2,586,375
			Clear Channel Worldwide:
2,500	M		9.25%, 2017 Series "A"			2,731,250
5,550	M		9.25%, 2017 Series "B"			6,077,250
4,975	M		DISH DBS Corp., 7.875%, 2019			5,391,656
1,525	M		Echostar DBS Corp., 7.125%, 2016			1,616,500
			Quebecor Media, Inc.:
1,775	M		7.75%, 2016			1,843,781
1,000	M		7.75%, 2016			1,038,750
4,850	M		UPC Germany GmbH, 8.125%, 2017	(a)		5,177,375
2,800	M		UPC Holding BV, 9.875%, 2018	(a)		3,122,000
						36,534,343
			Media-Diversified-1.5%
3,400	M		Entravision Communications Corp., 8.75%, 2017			3,536,000
3,200	M		Lamar Media Corp., 7.875%, 2018			3,368,000
1,000	M		NAI Entertainment Holdings, LLC, 8.25%, 2017	(a)		1,077,500
						7,981,500
			Metals/Mining-6.9%
3,400	M		AK Steel Corp., 7.625%, 2020			3,502,000
325	M		APERAM, 7.375%, 2016	(a)		328,250
			Arch Coal, Inc.:
2,375	M		7.25%, 2020			2,428,437
975	M		7.25%, 2021	(a)		981,094
			FMG Resources (August 2006) Property, Ltd.:
1,250	M		6.375%, 2016	(a)		1,253,125
1,550	M		6.875%, 2018	(a)		1,581,000
2,600	M		JMC Steel Group, 8.25%, 2018	(a)		2,652,000
2,750	M		Metals USA, Inc., 11.125%, 2015			2,915,000
5,025	M		Novelis, Inc., 8.375%, 2017			5,389,313
1,800	M		Thompson Creek Metals Co., Inc., 7.375%, 2018	(a)		1,773,000
			United States Steel Corp.:
850	M		7%, 2018			862,750
5,675	M		7.375%, 2020			5,859,438
2,425	M		Vedanta Resources, PLC, 9.5%, 2018	(a)		2,655,375
			Vulcan Materials Co.:
1,675	M		6.5%, 2016			1,666,556
800	M		6.4%, 2017			781,850
1,275	M		7%, 2018			1,262,339
1,675	M		7.5%, 2021			1,675,682
						37,567,209
			Real Estate Investment Trusts-2.0%
			CB Richard Ellis Service:
2,925	M		11.625%, 2017			3,403,969
800	M		6.625%, 2020			826,000
			Developers Diversified Realty Corp.:
675	M		9.625%, 2016			815,263
875	M		7.875%, 2020			1,004,923
2,675	M		Dupont Fabros Technology, LP, 8.5%, 2017			2,935,812
			Omega Healthcare Investors, Inc.:
975	M		7.5%, 2020			1,038,375
950	M		6.75%, 2022	(a)		941,688
						10,966,030
			Retail-General Merchandise-4.7%
3,825	M		DineEquity, Inc., 9.5%, 2018	(a)		4,169,250
2,050	M		J.C. Penney Corp., Inc., 7.95%, 2017			2,319,063
			Limited Brands, Inc.:
1,650	M		8.5%, 2019			1,889,250
350	M		6.625%, 2021			359,625
2,325	M		Needle Merger Sub Corp., 8.125%, 2019	(a)		2,354,063
3,675	M		Sears Holding Corp., 6.625%, 2018	(a)		3,426,938
4,900	M		Toys R Us Property Co. I, Inc., 10.75%, 2017			5,475,750
1,400	M		Toys R Us Property Co. II, Inc., 8.5%, 2017			1,470,000
1,800	M		Wendy's/Arby's Restaurants, LLC, 10%, 2016			2,002,500
475	M		Yankee Acquisition Corp., 8.5%, 2015			491,625
1,675	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016	(a)		1,687,563
						25,645,627
			Services-2.2%
2,050	M		CoreLogic, Inc., 7.25%, 2021	(a)		2,009,000
			FTI Consulting, Inc.:
1,325	M		7.75%, 2016			1,391,250
850	M		6.75%, 2020			862,750
2,300	M		Iron Mountain, Inc., 8.375%, 2021			2,426,500
2,500	M		PHH Corp., 9.25%, 2016			2,746,875
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)		2,603,594
						12,039,969
			Telecommunications-6.7%
1,600	M		Buccaneer Merger Sub, Inc. (Syniverse Holdings, Inc.), 9.125%, 2019	(a)		1,672,000
			Citizens Communications Co.:
5,500	M		7.125%, 2019			5,665,000
775	M		9%, 2031			798,250
			Frontier Communications Corp.:
1,875	M		8.125%, 2018			2,046,094
1,250	M		8.5%, 2020			1,368,750
2,125	M		GCI, Inc., 8.625%, 2019			2,337,500
5,575	M		Inmarsat Finance, PLC, 7.375%, 2017	(a)		5,937,375
			Intelsat Jackson Holdings, Ltd.:
1,125	M		7.25%, 2019	(a)		1,119,375
1,175	M		7.5%, 2021	(a)		1,170,594
			Sprint Capital Corp.:
400	M		6.9%, 2019			414,000
3,325	M		6.875%, 2028			3,158,750
6,850	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)		7,791,875
			Windstream Corp.:
1,725	M		7.875%, 2017			1,839,281
1,025	M		7.75%, 2020			1,078,813
						36,397,657
			Transportation-2.9%
4,200	M		Aguila 3 SA, 7.875%, 2018	(a)		4,247,250
4,575	M		CHC Helicopter SA, 9.25%, 2020	(a)		4,151,812
			Navios Maritime Holdings:
2,025	M		8.875%, 2017			2,095,875
2,700	M		8.125%, 2019	(a)		2,605,500
2,700	M		Swift Services Holdings, Inc., 10%, 2018			2,872,125
						15,972,562
			Utilities-5.1%
			AES Corp.:
875	M		9.75%, 2016			997,500
800	M		8%, 2017			852,000
850	M		7.375%, 2021	(a)		863,812
2,600	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)		2,821,000
2,775	M		Calpine Corp., 7.5%, 2021	(a)		2,844,375
3,750	M		Energy Future Holdings Corp., 10.25%, 2020			3,999,225
1,522	M		Indiantown Cogeneration Utilities, LP, 9.77%, 2020			1,626,918
2,750	M		Intergen NV, 9%, 2017	(a)		2,921,875
			NRG Energy, Inc.:
4,625	M		7.375%, 2017			4,856,250
2,350	M		7.625%, 2019	(a)		2,344,125
1,375	M		8.5%, 2019			1,430,000
1,935	M		NSG Holdings, LLC, 7.75%, 2025	(a)		1,905,975
						27,463,055
Total Value of Corporate Bonds (cost $503,980,319)						518,049,654
			COMMON STOCKS-.0%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"	(b)	(c)	4,768
2,523		*	Safelite Realty Corporation	(b)	(c)	25
						4,793
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.	(b)	(c)	-
18,224		*	World Access, Inc.			17
						17
Total Value of Common Stocks (cost $385,770)						4,810
			SHORT-TERM CORPORATE NOTES-3.1%
$ 17,000	M		Cargill Global Funding, PLC, 0.1%, 7/18/11 (cost $16,999,197)	(d)		16,999,197
Total Value of Investments (cost $521,365,286)			98.7%			535,053,661
Other Assets, Less Liabilities			1.3			7,025,672
Net Assets			100.0%			$ 542,079,333

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2011, the Fund held eighty-five 144A securities with an aggregate value of
$218,803,874 representing 40.4% of the Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30,
2011, the Fund held four securities that were fair valued by the
Valuation Committee with an aggregate value of $7,543 representing
.0% of the Fund's net assets.

(c)	In default as to principal and/or interest payment.

(d)	Security exempt from registration under Secton 4(2) of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
June 30, 2011, the Fund held one Section 4(2) security with a value of $16,999,197 representing 3.1% of the Fund's net assets.

At June 30, 2011, the cost of investments for federal income tax purposes was $521,365,286. Accumulated net unrealized
appreciation on investments was $13,688,375, consisting of
$21,027,220 gross unrealized appreciation and $7,338,845 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$518,046,904	$2,750	$518,049,654
Common Stocks	17	-	4,793	4,810
Short-Term Corporate Notes	-	16,999,197	-	16,999,197
Total Investments in Securities*	$17	$535,046,101	$7,543	$535,053,661

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended June 30, 2011.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Common Stocks	Warrants	Total
Balance, September 30, 2010	$6,329	$7,315	$-	$13,644
Net purchases (sales)*	(5,549,285)	-	5,534,961	(14,324)
Change in unrealized
appreciation (depreciation)*	5,545,706	(2,522)	-	5,543,184
Realized gain (loss)*	-	-	(5,534,961)	(5,534,961)
Transfer in and/or out of Level 3	-	-	-	-
Balance, June 30, 2011	$2,750	$4,793	$-	$7,543

* Includes conversion of corporate bonds to warrants which were subsequently sold.

The following is a summary of Level 3 inputs by industry

Automotive	$4,793
Health Care	2,750
Telecommunications	-
$7,543

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction"). The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 26, 2011